Financial Instruments - Measured On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments
Marketable securities	$ 60,850	$ 86,029
Fair Value
Financial Instruments
Marketable securities	60,850	86,029
Recurring basis | (Level I)
Financial Instruments
Marketable securities	60,850	86,029
Recurring basis | Fair Value
Financial Instruments
Marketable securities	$ 60,850	$ 86,029